Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	May 09, 2022	Mar. 19, 2021 $ / shares
March 1 convertible notes
Ordinary Shares
Conversion of convertible notes (Note 10) (in shares)			1,195,980,950	347,620,500
Conversion price (in $ per share) | $ / shares			$ 0.0042	$ 0.0214		$ 0.1
Class A ordinary shares
Ordinary Shares
Current ADS ratio					50
ADS ratio	650	650	650
Number of shares issued during the period	0	0
Class A ordinary shares | March 1 convertible notes
Ordinary Shares
Conversion of convertible notes (Note 10) (in shares)			1,195,980,950
Conversion price (in $ per share) | $ / shares			$ 0.0042